DEBT (Details) (USD $)				9 Months Ended				9 Months Ended				1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Revolving line of credit	Dec. 31, 2012 Revolving line of credit	Jun. 30, 2012 Revolving line of credit	Dec. 31, 2011 Revolving line of credit	Sep. 30, 2013 Term debt	Dec. 31, 2012 Term debt	Mar. 31, 2012 Revolving line of credit amended in March 2012	Feb. 28, 2013 Revolving line of credit amended in February 2013	Apr. 30, 2010 VLL Agreement item	Dec. 31, 2012 VLL Agreement	Sep. 30, 2013 VLL Agreement	Dec. 31, 2011 VLL Agreement	Sep. 30, 2013 Comerica Agreement
Debt
Maximum amount available for borrowing						$ 25,000,000				$ 3,000,000	$ 15,000,000
Maximum amount available for borrowing expressed as a percentage of certain eligible accounts						85.00%
Period of accounts aged over specified term excluded from eligible accounts				90 days
Percentage of accounts aged over 90 days excluded from eligible accounts				25.00%
Period of 25% of accounts aged over specified term excluded from eligible accounts				90 days
Repayment period of growth capital advances								24 months
Variable rate basis				LIBOR				LIBOR
Applicable margin over variable rate basis (as a percent)				2.75%				4.75%
Interest rate (as a percent)				2.93%	2.99%		3.25%	4.93%	4.99%
Amount outstanding				11,900,000	1,900,000		3,900,000	15,000,000	5,000,000
Maximum borrowing capacity under the loan agreement												1,000,000
Period of interest only monthly installments												6 months
Number of remaining equal monthly installments												30
Fixed interest rate (as a percent)												13.00%
Principal amount outstanding under the loan													100,000	0	500,000
Period from month end for submission of monthly consolidated financial statements in breach of the covenant													30 days
Percentage of eligible receivables accounts included in the numerator of liquidity ratio																85.00%
Liquidity ratio																1.15
Future principal payments of long-term debt
2013 (remaining 3 months)	0
2014	6,250,000
2015	7,500,000
2016	1,250,000
Total	15,000,000
Less current portion	(4,375,000)	(1,988,000)	(412,000)
Noncurrent portion of debt	$ 10,625,000	$ 3,125,000	$ 114,000